Property, plant and equipment	12 Months Ended
Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

2.7 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment, if any. Costs directly attributable to acquisition are capitalized until the property, plant and equipment are ready for use, as intended by management. The group depreciates property, plant and equipment over their estimated useful lives using the straight-line method. The estimated useful lives of assets are as follows:

Buildings	22 - 25 years
Plant and machinery	5 years
Computer equipment	3-5 years
Furniture and fixtures	5 years
Vehicles	5 years
Leasehold improvements	Over lease term

Depreciation methods, useful lives and residual values are reviewed periodically, including at each financial year end.

Advances paid towards the acquisition of property, plant and equipment outstanding at each balance sheet date and the cost of assets not ready to use before such date are disclosed under ‘Capital work-in-progress’. Subsequent expenditures relating to property, plant and equipment is capitalized only when it is probable that future economic benefits associated with these will flow to the Group and the cost of the item can be measured reliably. Repairs and maintenance costs are recognized in the statement of comprehensive income when incurred. The cost and related accumulated depreciation are eliminated from the financial statements upon sale or retirement of the asset and the resultant gains or losses are recognized in the statement of comprehensive income.

Impairment

Property, plant and equipment are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. In such cases, the recoverable amount is determined for the CGU to which the asset belongs.

If such assets are considered to be impaired, the impairment to be recognized in the statement of comprehensive income is measured by the amount by which the carrying value of the assets exceeds the estimated recoverable amount of the asset. An impairment loss is reversed in the statement of comprehensive income if there has been a change in the estimates used to determine the recoverable amount. The carrying amount of the asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated depreciation) had no impairment loss been recognized for the asset in prior years.

Following are the changes in the carrying value of property, plant and equipment for the year ended March 31, 2018:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2017	272	1,123	466	700	261	5	2,827
Additions	21	122	56	73	29	1	302
Deletions	–	–	(3)	(17)	(3)	(1)	(24)
Reclassified under held for sale (refer note 2.9)	–	–	–	(6)	(4)	–	(10)
Translation difference	(1)	2	(1)	(1)	2	–	1
Gross carrying value as of March 31, 2018	292	1,247	518	749	285	5	3,096
Accumulated depreciation as of April 1, 2017	(4)	(376)	(301)	(471)	(168)	(3)	(1,323)
Depreciation	(1)	(43)	(62)	(107)	(40)	(1)	(254)
Accumulated depreciation on deletions	–	–	2	17	3	1	23
Reclassified under held for sale (refer note 2.9)	–	–	–	4	3	–	7
Translation difference	–	2	2	–	(1)	–	3
Accumulated depreciation as of March 31, 2018	(5)	(417)	(359)	(557)	(203)	(3)	(1,544)
Capital work-in-progress as of March 31, 2018							311
Carrying value as of March 31, 2018	287	830	159	192	82	2	1,863
Capital work-in-progress as of April 1, 2017							303
Carrying value as of April 1, 2017	268	747	165	229	93	2	1,807

Following are the changes in the carrying value of property, plant and equipment for the year ended March 31, 2017:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2016	244	955	392	615	218	4	2,428
Additions	22	147	73	120	57	1	420
Deletions	–	–	(8)	(47)	(17)	(1)	(73)
Translation difference	6	21	9	12	3	1	52
Gross carrying value as of March 31, 2017	272	1,123	466	700	261	5	2,827
Accumulated depreciation as of April 1, 2016	(3)	(332)	(243)	(395)	(149)	(3)	(1,125)
Depreciation	(1)	(35)	(57)	(101)	(31)	(1)	(226)
Accumulated depreciation on deletions	–	–	5	34	14	1	54
Translation difference	–	(9)	(6)	(9)	(2)	–	(26)
Accumulated depreciation as of March 31, 2017	(4)	(376)	(301)	(471)	(168)	(3)	(1,323)
Capital work-in-progress as of March 31, 2017							303
Carrying value as of March 31, 2017	268	747	165	229	93	2	1,807
Capital work-in-progress as of April 1, 2016							286
Carrying value as of April 1, 2016	241	623	149	220	69	1	1,589

Following are the changes in the carrying value of property, plant and equipment for the year ended March 31, 2016:

						(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2015	250	940	337	535	189	6	2,257
Additions	9	68	76	168	40	1	362
Deletions	–	–	(1)	(60)	(1)	(2)	(64)
Translation difference	(15)	(53)	(20)	(28)	(10)	(1)	(127)
Gross carrying value as of March 31, 2016	244	955	392	615	218	4	2,428
Accumulated depreciation as of April 1, 2015	(3)	(317)	(207)	(365)	(132)	(3)	(1,027)
Depreciation	(1)	(33)	(49)	(84)	(24)	(1)	(192)
Accumulated depreciation on deletions	–	–	1	36	1	1	39
Translation difference	1	18	12	18	6	–	55
Accumulated depreciation as of March 31, 2016	(3)	(332)	(243)	(395)	(149)	(3)	(1,125)
Capital work-in-progress as of March 31, 2016							286
Carrying value as of March 31, 2016	241	623	149	220	69	1	1,589
Capital work-in-progress as of April 1, 2015							230
Carrying value as of April 1, 2015	247	623	130	170	57	3	1,460

The aggregate depreciation expense is included in cost of sales in the statement of comprehensive income.

Carrying value of land includes $98 million and $99 million as of March 31, 2018 and March 31, 2017, respectively, towards amounts paid under certain lease-cum-sale agreements to acquire land, including agreements where the company has an option to either purchase the properties or renew the lease on expiry of the lease period.

The contractual commitments for capital expenditure were $223 million and $177 million as of March 31, 2018 and March 31, 2017, respectively.